Summary of Accounting Principles (Indefinite Lived Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2016
Collaboration Asset [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	30 years
Customer Relationships and Related Programs [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Customer Relationships and Related Programs [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years
Purchased Service Contracts [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Purchased Service Contracts [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	25 years
Patents & trademarks [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years
Patents & trademarks [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	40 years
Exclusivity Assets [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Exclusivity Assets [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	25 years